Details of Significant Accounts - Summary of Movements in Common Shares (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Stock options exercised	0	0	145,000
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	56,199,000	55,730,000	55,620,000
Issuance of Shares	7,831,000
Stock options exercised			145,000
At December 31	64,045,000	56,199,000	55,730,000
Common Shares | Restricted Stocks
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of Shares	50,000	500,000
Cancellation of employee restricted stocks	(35,000)	(31,000)	(35,000)